Davis Value Portfolio
A Portfolio of Davis Variable Account Fund, Inc.
May 3, 2010
Davis Value Portfolio           Ticker: QDVPAX
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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This prospectus contains important information. Please read it carefully before investing and keep it for future reference.
This Fund is sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.
Shares of this Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4	Fund Summary

Davis Value Portfolio
Investment Objective
Fees and Expenses of the Fund
Portfolio Turnover
Principal Investment Strategies
Principal Risks
Investment Results
Investment Adviser
Portfolio Managers
Purchase and Sale of Fund Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries

8	Investment Objectives, Strategies and Risks

10	Additional information about Investments

11	Management and Organization
Portfolio Managers

12	Shareholder Information
Procedures and Shareholder Rights are Described by Current Prospectus and Other
Disclosure Documents
How Your Shares Are Valued
Dividends and Distributions
Mixed and Shared Funding
Federal Income Taxes
Fees and Expenses of the Fund
Distribution Plans
Fees Paid To Dealers and Other Financial Intermediaries
Purchase and Redemption of Shares
Right to Reject or Restrict Any Purchases or Exchange Orders
Market Timing

16	Financial Highlights

B/C	Obtaining Additional Information

Davis Value Portfolio
Investment Objective
Davis Value Portfolio’s investment objective is long-term growth of capital.
Fees and Expenses of the Davis Value Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of Davis Value Portfolio. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.55%

Distribution and/or service (12b-1) Fees	0.00%

Other Expenses	0.08%

Less Fee Waiver or Expenses Reimbursement	0.00%

Total Annual Operating Expenses(2)	0.63%

(1)	The Management Fees in the table have been restated. On July 1, 2009, the contractual management fees were reduced from 0.75% to 0.55%.

(2)	The Adviser is contractually committed to waive fees and/or reimburse the fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2011; after that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to May 1, 2011, without the consent of the board of directors.
Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Davis Value Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. This example does not reflect fees associated with the ownership of a variable annuity or variable life insurance contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you sell your shares in:	1 Year	3 Years	5 Years	10 Years

Davis Value Portfolio	$64	$202	$351	$786

Portfolio Turnover
The Davis Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

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Principal Investment Strategies
Davis Selected Advisers, L.P., (“Davis Advisors” or the “Adviser”) the fund’s investment adviser, uses the Davis Investment Discipline to invest the majority of the fund’s assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The fund will primarily invest in equity securities (typically common stocks, but may also include preferred stocks, and other forms of equity securities). While the fund invests primarily in U.S. companies, it has the flexibility to also invest in foreign securities.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics which we believe foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. We aim to invest in such businesses when they are trading at discounts to their intrinsic worth. We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies we wish to own, we then turn our analysis to determining the intrinsic value of those companies’ equity securities. We seek equity securities which can be purchased at attractive valuations relative to their intrinsic value. Our goal is to invest in companies for the long term. We consider selling a company’s equity securities if the securities market price exceeds Davis Advisors’ estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive.
Principal Risks of Investing in the Davis Value Portfolio
You may lose money by investing in the Davis Value Portfolio. The likelihood of loss may be greater if you invest for a shorter period of time. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its stated objective.
Investors in the Davis Value Portfolio should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. The principal risks include:
Market Risk. The market value of shares of common stock can change rapidly and unpredictably and have the potential for loss.
Company Risk. Equity securities represent ownership positions in companies. Over time, the market value of a common stock should reflect the success or failure of the company issuing the stock.
Financial Services Risk. Investing a significant portion of assets in the financial services sector may cause the fund to be more sensitive to problems effecting financial companies.
Foreign Country Risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
Small- and Medium-Capitalization Risk. Small and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Fees and Expenses Risk. The fund may not earn enough through income and capital appreciation to offset the operating expenses of the fund.
Headline Risk. The fund may make such investments when a company becomes the center of controversy after receiving adverse media attention. While the Adviser researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover.

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Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Investment Results
The following information provides some indication of the risks of investing in Davis Value Portfolio by showing how the fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The table compares the average annual returns for the fund for the periods indicated with those of the S&P 500® Index. Updated information on the fund’s results can be obtained by visiting davisfunds.com or by calling 800/279-0279.
Davis Value Portfolio
Calendar Year Total Return

Year	Return
2009	31.16%
2008	(40.32%)
2007	4.64%
2006	15.00%
2005	9.44%
2004	12.33%
2003	29.76%
2002	(16.26%)
2001	(10.39%)
2000	9.30%
Highest/Lowest quarterly results during this time period were:
Highest 19.94% for the quarter ended June 30, 2009

Lowest (25.25%) for the quarter ended December 31, 2008
Davis Value Portfolio Average Annual Total Returns
for the periods ended December 31, 2009

				Life of Fund
	Past 1 Year	Past 5 Years	Past 10 Years	(July 1, 1999)

Davis Value Portfolio	31.16%	0.61%	2.11%	2.26%

S&P 500® Index	26.46%	0.42%	(0.95%)	(0.26%)

Investment Adviser
Davis Selected Advisers, L.P., which serves as the Davis Value Portfolio’s investment adviser, uses a system of multiple portfolio managers in managing the fund’s assets.
Sub-Adviser
Davis Selected Advisers-NY, Inc., a wholly owned subsidiary of the adviser, serves as the fund’s sub-adviser.

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Portfolio Managers

Portfolio Managers		Primary Title with Investment
Fund Title (if applicable)	Experience with this Fund	Adviser or Sub-Adviser
Christopher Davis President	Since July 1999	Chairman Davis Selected Advisers, L.P.

Kenneth Feinberg	Since July 1999	Vice President Davis Selected Advisers-NY, Inc.
Purchase and Sale of Fund Shares
Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts, not variable product owners, are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Requests are duly processed at the net asset value next calculated after your order is received in good order by the fund or its agents. Refer to the appropriate separate account prospectus or plan documents for details.
Tax Information
Because an investment in Davis Value Portfolio may only be made through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the fund Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract. Investors should look to the Contract Prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
Davis Value Portfolio and its distributor or its affiliates may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the fund as an underlying investment option in a variable contract. Ask your financial advisor for more information.

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Investment Objectives, Strategies, and Risks
Davis Value Portfolio’s investment objective is long-term growth of capital.
The Fund’s investment objective is not a fundamental policy and may be changed by the Board of Directors without a vote of shareholders. The Fund’s prospectus would be amended prior to any change in investment objective and shareholders would be promptly notified of the change.
Principal Investment Strategies
Davis Selected Advisers, L.P., (“Davis Advisors” or the “Adviser”) the Fund’s investment adviser, uses the Davis Investment Discipline to invest the majority of the Fund’s assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Fund will primarily invest in equity securities (typically common stocks, but may also include preferred stocks, and other forms of equity securities). While the Fund invests primarily in U.S. companies, it has the flexibility to also invest in foreign securities.
The Davis Investment Discipline
Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics which we believe foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. We aim to invest in such businesses when they are trading at discounts to their intrinsic worth. We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.
Over the years, Davis Advisors has developed a list of characteristics that we believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis Advisors searches for companies that demonstrate a majority or an appropriate mix of these characteristics.
First Class Management
•	Proven Track Record

•	Significant Alignment of Interests in Business

•	Intelligent Application of Capital
Strong Financial Condition and Satisfactory Profitability
•	Strong Balance Sheet

•	Low Cost Structure

•	High Returns on Capital
Strong Competitive Positioning
•	Non-Obsolescent Products / Services

•	Dominant or Growing Market Share

•	Global Presence and Brand Names

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After determining which companies we wish to own, we then turn our analysis to determining the intrinsic value of those companies’ equity securities. We seek equity securities which can be purchased at attractive valuations relative to their intrinsic value. Our goal is to invest in companies for the long term. We consider selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive.
Additional Information Concerning the Principal Risks of Investing in the Fund
If you buy shares of a fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in a fund to decline, and which could prevent a fund from achieving its stated objective.
•	Market risk. The market value of shares of equity securities can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

•	Company risk. Equity securities represent ownership positions in companies. These securities may include, without limitation, common stocks, preferred stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Events that have a negative impact on a business probably will be reflected in a decline in the price of its equity securities. Furthermore, when the total value of the stock market declines, most equity securities, even those issued by strong companies, will likely decline in value. There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

•	Financial services risk. The Fund historically has invested a significant portion of its assets in the financial services sector. Risks of investing in the financial services sector include: (i) Regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (ii) Changes in interest rates: unstable and/or rising interest rates, may have a disproportionate effect on companies in the financial services sector; (iii) Non-diversified loan portfolios: financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (iv) Credit: financial services companies may have exposure to investments or agreements that under certain circumstances may lead to losses, for example sub-prime loans; and (v) Competition: the financial services sector has become increasingly competitive.

•	Foreign country risk. The Fund may invest a portion of its assets in companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the Fund’s performance to be more volatile than it would be if the Fund invested primarily in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to more government regulation.

Rather than investing directly in equity securities issued by foreign companies, the Fund may invest in these companies through ADRs or GDRs covering such securities. ADRs and GDRs, are U.S. dollar-denominated and represent the deposit with U.S. banks of the securities of foreign issuers and are publicly traded on exchanges or are traded over-the-counter in the United States. Similar to direct investments in foreign securities, ADRs and GDRs are subject to the risks of changes in currency or exchange rates and the economic or political trends in foreign countries. In addition, ADRs and GDRs

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may be subjected to losses if the U.S. banks issuing the ADRs or GDRs fail to support the ADRs and GDRs which they issue.

•	Small- and medium-capitalization risk. Many real estate companies are small- and medium-capitalization companies. Investing in small- and medium-capitalization companies may be more risky than investing in large-capitalization companies. Small and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

•	Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund. A low return environment, or a bear market, increases the risk that a shareholder may lose money.

•	Headline risk. We seek to acquire companies with durable business models that can be purchased at attractive valuations relative to what Davis Advisors believes to be the companies’ intrinsic values. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s public filings may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While we research companies subject to such contingencies, we cannot be correct every time, and the company’s stock may never recover.
The Fund’s shares are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Additional Information About Investments
The Fund is not limited to investing in the securities and using the principal investment strategies previously described. The Fund may also purchase other kinds of securities, engage in active trading (which would increase portfolio turnover and commission expenses), or employ other investment strategies that are not principal investment strategies if, in Davis Advisors’ professional judgment, the securities, trading, or investment strategies are appropriate. Factors that Davis Advisors considers in pursuing these other strategies include whether the strategies: (i) would be consistent with shareholders’ reasonable expectations; (ii) would assist the Fund in pursuing its investment objective; (iii) are consistent with the Fund’s investment strategy; (iv) would cause the Fund to violate any of its investment restrictions; or (v) would materially change the Fund’s risk profile as described in the Fund’s prospectuses and Statement of Additional Information, as amended from time to time. The Statement of Additional Information discusses these securities and investment strategies.
Short-Term Investments. The Fund uses short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities. The Fund may also use short-term investments for temporary defensive purposes. At such times the Fund will not be pursuing its normal investment policies. In the event that our Portfolio Managers anticipate a decline in the market values of the companies in which the Fund invests (due to economic, political or other factors), the Fund may reduce its risk by investing in short-term securities until market conditions improve. Unlike equity securities, these investments will not appreciate in value when the market advances and will not contribute to long-term growth of capital.
For more details concerning current investments and market outlook, please see the Fund’s most recent shareholder report.

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Portfolio Holdings
A description of Davis Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information. The Fund’s portfolio holdings are published twice a year in the Annual and Semi-Annual Reports, which are mailed approximately 60 days after the end of the Fund’s second and fourth fiscal quarters. In addition, the Fund files its portfolio holdings with the SEC four times a year, 60 days after the end of each fiscal quarter.
Management and Organization
Davis Selected Advisers, L.P. (“Davis Advisors”) serves as the investment adviser for each of the Davis Funds, including Davis Value Portfolio. Davis Advisors’ offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. Davis Advisors provides investment advice for the Davis Funds, manages their business affairs, and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds and institutional and individual clients. For the fiscal year ended December 31, 2009, Davis Advisors’ total management fee paid by the Fund for its services (based on average net assets) was 0.63% for Davis Value Portfolio. A discussion regarding the basis for the approval of the Fund’s investment advisory and service agreement by the Fund’s Board of Directors is contained in the Fund’s most recent Semi-Annual Report to shareholders.
Davis Selected Advisers–NY, Inc., serves as the sub-adviser for each of the Davis Funds, including Davis Value Portfolio. Davis Selected Advisers–NY, Inc.’s offices are located at 609 Fifth Avenue, New York, New York 10017. Davis Selected Advisers–NY, Inc., provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. Davis Selected Advisers–NY, Inc.’s fee is paid by Davis Advisors, not the Davis Funds.
Execution of Portfolio Transactions. Davis Advisors places orders with broker-dealers for Davis Funds’ portfolio transactions. Davis Advisors seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups, Davis Advisors considers price, commission, timing, competent block trading coverage, capital strength and stability, research resources, and other factors. Subject to best price and execution, Davis Advisors may place orders for Davis Funds’ portfolio transactions with broker-dealers who have sold shares of Davis Funds. However, when Davis Advisors places orders for Davis Funds’ portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of Davis Funds. In placing orders for Davis Funds’ portfolio transactions, the Adviser does not commit to any specific amount of business with any particular broker-dealer.
Over the last three years the Fund paid the following brokerage commissions:

	For the Year ended December 31,
	2009	2008	2007
Brokerage commissions paid:	$193,456	$201,857	$156,917
Brokerage as a percentage of average net assets:	0.05%	0.04%	0.02%
Portfolio Managers
Christopher C. Davis has served as Portfolio Manager of Davis Value Portfolio since the inception of the Fund on July 1, 1999, and also manages other equity funds advised by Davis Advisors. He has served as Portfolio Manager of various equity funds managed by Davis Advisors since October 1995. Mr. Davis served as Assistant Portfolio Manager and Research Analyst working with Shelby M.C. Davis from September 1989 through September 1995.

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Kenneth Charles Feinberg has served as Portfolio Manager of Davis Value Portfolio since the inception of the Fund on July 1, 1999, and also manages other equity funds advised by Davis Advisors. He has served as Portfolio Manager of various equity funds managed by Davis Advisors since May 1997. Mr. Feinberg started with Davis Advisors as a Research Analyst in December 1994.
In addition, a limited portion of the Fund’s assets may be managed by Davis Advisors’ research analysts, subject to review by the Fund’s Portfolio Managers.
The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ investments in the Fund.
Shareholder Information
Procedures and Shareholder Rights are Described by Current Prospectus and Other
Disclosure Documents
Among other disclosures, the Fund’s most current prospectus, Statement of Additional Information, Annual and Semi-Annual Reports, and other documents describe: (a) the procedures which the Fund follows when interacting with shareholders; and (b) shareholders’ rights. The Fund’s procedures and shareholders’ rights may change from time to time to reflect changing laws, rules, and operations. The Fund’s prospectus and other disclosure documents will be amended from time to time to reflect these changes.
How Your Shares Are Valued
Once you open your account, you may buy or sell shares on any day that the New York Stock Exchange is open for trading. The price of your shares is based upon the total value of the Fund’s investments. Your account balance may change daily because the share price may change daily.
The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier.
Valuation of Portfolio Securities
Fund shares are purchased and/or sold at the net asset value following procedures determined by the insurance companies or other financial intermediaries offering the Fund to investors in their products.
The Fund’s portfolio securities are valued primarily on the basis of market quotations. However, Davis Funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or Davis Advisors deems market quotations to be unreliable. Fair valuation guidelines and procedures have been adopted by the Board of Directors and are implemented by Davis Advisors and a pricing committee established by and which reports to the Board of Directors. The Fund uses fair value prices any time Davis Advisors concludes that reliable market quotations for the Fund’s portfolio securities are not readily available from an approved third-party pricing service or from independent brokers. Examples of when fair value pricing may be used include when the Fund holds illiquid or thinly traded securities, and securities whose values have been affected by a significant event occurring after the close of their primary markets. Davis Funds use an independent vendor to assist in fair value pricing of foreign securities when deemed appropriate. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using last reported prices.
Some of the Fund’s securities may be traded in markets that close at a different time than when the Fund’s shares are priced. Events affecting portfolio values that occur after the time that such markets close and the time the Fund’s shares are priced may result in the use of fair value pricing, as described above. Likewise, because foreign securities trade in markets and exchanges that operate on U.S. holidays and weekends, the

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values of some of the Fund’s foreign investments might change significantly on those days when investors cannot buy or redeem shares. Davis Funds have adopted procedures designed to identify and react to significant events in foreign markets that would have a material effect on the Fund’s net asset value. Notwithstanding, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem fund shares.
Securities denominated in foreign currencies and traded in foreign markets will have their values converted into U.S. dollar equivalents at the prevailing exchange rates as computed by State Street Bank and Trust. Fluctuation in the values of foreign currencies in relation to the U.S. dollar may affect the net asset value of a fund’s shares even if there has not been any change in the foreign currency prices of that fund’s investments.
Dividends and Distributions
Davis Value Portfolio generally declares and pays dividends and short- and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.
Mixed and Shared Funding
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of insurance companies funding variable annuity and variable life insurance policies. Due to differences in tax treatment and other considerations the interests of various contract holders investing in separate accounts investing in the Fund may conflict. Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a Fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The Board of Directors of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
Federal Income Taxes
Because Shares of the Fund may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the Fund will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers, the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.
The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distributions each year of all their net investment income and net capital gains. In addition, because the Shares of the Fund are sold in connection with variable insurance contracts, the Fund intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code.
Fees and Expenses of the Fund
The Fund must pay operating fees and expenses.

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Management Fee
The management fee covers the normal expenses of managing the Fund, including compensation, research costs, corporate overhead expenses and related expenses.
Distribution Plans
The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. Currently the Fund does not make, and does not intend to make, any payments under this plan. If, in the future, the Fund begins making payments under the plan, then these fees would be paid out of the Fund’s assets on an ongoing basis. Over time, these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These fees may include legal, audit and custodial fees, the costs of printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences, and payments to third parties that provide recordkeeping services or administrative services for investors in the Fund.
Total Fund Operating Expenses
The total cost of operating a mutual fund is reflected in its expense ratio. A shareholder does not pay operating costs directly; instead, operating costs are deducted before the Fund’s NAV is calculated and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that Class of shares. Investors should examine total operating expenses closely in the prospectus, especially when comparing one fund with another fund in the same investment category.
Fees Paid to Dealers and Other Financial Intermediaries
In 2009, Davis Advisors and its affiliates were charged additional fees by the insurance companies listed below. The amount of the fee is negotiated with each insurance company. Such payments were for administrative services and investor support services, and do not constitute payment for investment advisory, distribution or other services. Payment of such fees by Davis Advisors or its affiliates does not increase the fees paid by the Fund or their respective shareholders. Insurance companies may be added or deleted at any time.
Allianz Life Insurance Company of New York; Allianz Life Insurance Company of North America; Annuity Investors Life Insurance Company; Great-West Life & Annuity Insurance Company; The Guardian Insurance & Annuity Company, Inc.; Horace Mann Life Insurance Company; Merrill Lynch Life Insurance Company; Merrill Lynch Life Insurance Company of New York; Nationwide Financial Services, Inc.; New York Life Insurance and Annuity Corporation; Pruco Life Insurance Company; Pruco Life Insurance Company of New Jersey; Prudential Annuities Life Assurance Corporation; Standard Insurance Company; and Transamerica Life Insurance Company.
Investors should consult their financial intermediary regarding the details of the payments they receive in connection with the sale of fund shares.
Purchase and Redemption of Shares
Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts, not variable product owners, are the shareholders of the Fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. Only separate accounts of insurance companies that have signed the appropriate agreements with the Fund can buy or sell shares of the Fund.

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REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY’S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.
Right to Reject or Restrict Any Purchases or Exchange Orders
Purchases and exchanges should be made primarily for investment purposes. The Fund may reject, restrict, or cancel, without any prior notice, any purchase orders for any reason. For example, the Fund does not allow market timing because short-term trading or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. As described in the next paragraph, almost all of the Fund’s shareholders invest in the Fund through omnibus accounts maintained by insurance companies. We request that the insurance companies offering variable annuity and variable life insurance products discourage frequent trading by contract owners. Although we do not allow market timing there can be no guarantee that the Fund will be successful in curbing abusive short-term transactions.
Market Timing
The Davis Funds discourage short-term or excessive trading, and intend to restrict or reject such trading or take other action if in the judgment of Davis Advisors such trading may be detrimental to the interest of the Fund. Such strategies may dilute the value of fund shares held by long-term shareholders, interfere with the efficient management of the Fund’s portfolio, and increase brokerage and administrative costs.
The Davis Funds’ Board of Directors has adopted a 30 day restriction policy with respect to the frequent purchase and redemption of fund shares. Under the 30 day restriction any shareholder redeeming shares from a fund will be precluded from investing in the same fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of an exchange transaction. Transactions that are part of a systematic plan are excluded from this restriction. Certain financial intermediaries, such as 401(k) plan administrators, may apply purchase and exchange limitations which are different than the limitations discussed above. These limitations may be more or less restrictive than the limitations imposed by the Davis Funds, but are designed to detect and prevent excessive trading. Shareholders should consult their financial intermediaries to determine what purchase and exchange limitations may be applicable to their transactions in the Davis Funds through those financial intermediaries. To the extent reasonably feasible, the Fund’s market timing procedures apply to all shareholder accounts and neither Davis Funds nor Davis Advisors have entered into agreements to exempt any shareholder from application of either the Davis Funds’ or a financial intermediary’s market-timing procedures, as applicable.
The Davis Funds receive purchase, exchange and redemption orders from many financial intermediaries which maintain omnibus accounts with the Fund. Omnibus account arrangements permit financial intermediaries to aggregate their clients’ transaction and ownership positions. Shareholders seeking to engage in excessive trading practices may employ a variety of strategies to avoid detection and there can be no assurance that Davis Funds will successfully prevent all instances of market timing.
If the Davis Funds, at its discretion, identifies any activity that may constitute frequent trading, it reserves the right to restrict further trading activity regardless of whether the activity exceeds the Fund’s written guidelines. In applying this policy, the Davis Funds reserves the right to consider the trading of multiple accounts under common ownership, control or influence to be trading out of a single account.

15

Financial Highlights
The following table is designed to show you the financial performance of Davis Value Portfolio for the five years ended December 31, 2009, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single fund share. The total return represent the rate at which an investor would have earned (or lost) money on an investment in the Fund.
This information has been audited by KPMG LLP. KPMG LLP’s report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.

16

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS VALUE PORTFOLIO
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.26	$14.48	$14.58	$12.77	$11.78

Income (Loss) from Investment Operations:
Net Investment Income	0.08	0.13	0.17	0.11	0.12
Net Realized and Unrealized Gains (Losses)	2.49	(6.00)	0.51	1.81	0.99

Total from Investment Operations	2.57	(5.87)	0.68	1.92	1.11

Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.12)	(0.17)	(0.11)	(0.11)
Distributions from Realized Gains	—	(0.23)	(0.61)	—	—
Distributions in Excess of Net Investment Income	—	—	—	—	(0.01)

Total Dividends and Distributions	(0.08)	(0.35)	(0.78)	(0.11)	(0.12)

Net Asset Value, End of Period	$10.75	$8.26	$14.48	$14.58	$12.77

Total Return[a]	31.16%	(40.32)%	4.64%	15.00%	9.44%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$519,404	$333,152	$658,699	$771,828	$620,369
Ratio of Expenses to Average Net Assets:
Gross	0.71%	0.82%	0.81%	0.81%	0.81%
Net[b]	0.71%	0.82%	0.81%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	0.97%	0.98%	1.11%	0.83%	0.87%
Portfolio Turnover Rate[c]	20%	17%	9%	19%	14%

a	Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c	The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

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Xx to reflect new back cover
Obtaining Additional Information
Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their last fiscal year. The Statement of Additional Information provides more detailed information about the Davis Funds and their management and operations. The Statement of Additional Information and the Fund’s Annual and Semi-Annual Reports are available, without charge, upon request.
The Davis Funds’ Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated into this prospectus by reference, and are legally a part of this prospectus.
Where you can get these documents:
•	From your Insurance Company or your Account Representative. Your insurance company or account representative can provide you with copies of these documents.

•	On the Internet. www.davisfunds.com.

•	By Telephone. Call Davis Funds toll-free at 1-800-279-0279, Monday through Friday, 9 a.m. to 6 p.m. Eastern time.

•	From the SEC. Additional copies of the registration statement can be reviewed at the SEC’s Public Reference Room, or obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-1520, or by sending an electronic request to <publicinfo@sec.gov>. Reports and other information about the Funds are also available by visiting the SEC website (www.sec.gov). For more information on the operations of the Public Reference Room, call 1-202-551-8090.

LOGO Over 40 Years of Reliable Investing Investment Company Act File No. 811-9293

18

Davis Financial Portfolio
A Portfolio of Davis Variable Account Fund, Inc.
May 3, 2010
Davis Financial Portfolio      Ticker: QDFPAX
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
DF Logo
   Over 40 Years of Reliable InvestingTM

This prospectus contains important information. Please read it carefully before investing and keep it for future reference.
This Fund is sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.
Shares of this Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4	Fund Summary

Davis Financial Portfolio
Investment Objective
Fees and Expenses of the Fund
Portfolio Turnover
Principal Investment Strategies
Principal Risks
Investment Results
Investment Adviser
Portfolio Managers
Purchase and Sale of Fund Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries

8	Investment Objectives, Strategies and Risks

10	Additional Information About Investments

11	Management and Organization
Portfolio Managers

12	Shareholder Information
Procedures and Shareholder Rights are Described by Current Prospectus and Other
Disclosure Documents
How Your Shares Are Valued
Dividends and Distributions
Mixed and Shared Funding
Federal Income Taxes
Fees and Expenses of the Fund
Distribution Plans
Fees Paid To Dealers and Other Financial Intermediaries
Purchase and Redemption of Shares
Right to Reject or Restrict Any Purchases or Exchange Orders
Market Timing

16	Financial Highlights

B/C	Obtaining Additional Information

Davis Financial Portfolio
Investment Objective
Davis Financial Portfolio’s investment objective is long-term growth of capital.
Fees and Expenses of the Davis Financial Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of Davis Financial Portfolio. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.55%

Distribution and/or service (12b-1) Fees	0.00%

Other Expenses	0.15%

Less Fee Waiver or Expense Reimbursement	0.00%

Total Annual Operating Expenses(2)	0.70%

(1)	The Management Fees in the table have been restated. On July 1, 2009, the contractual management fees were reduced from 0.75% to 0.55%.

(2)	The Adviser is contractually committed to waive fees and/or reimburse the fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2011; after that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to May 1, 2011, without the consent of the board of directors.
Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Davis Financial Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. This example does not reflect fees associated with the ownership of a variable annuity or variable life insurance contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you sell your shares in:	1 Year	3 Years	5 Years	10 Years

Davis Financial Portfolio	$72	$224	$390	$871
Portfolio Turnover
The Davis Financial Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

4

Principal Investment Strategies
Davis Selected Advisers, L.P., (“Davis Advisors” or the “Adviser”) the fund’s investment adviser, uses the Davis Investment Discipline to invest at least 80% of the fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The fund will primarily invest in equity securities (typically common stocks, but may also include preferred stocks, and other forms of equity securities). While the fund invests primarily in U.S. companies, it has the flexibility to also invest in foreign securities.
A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics which we believe foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. We aim to invest in such businesses when they are trading at discounts to their intrinsic worth. We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies we wish to own, we then turn our analysis to determining the intrinsic value of those companies’ equity securities. We seek equity securities which can be purchased at attractive valuations relative to their intrinsic value. Our goal is to invest in companies for the long term. We consider selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive.
Principal Risks of Investing in the Davis Financial Portfolio
You may lose money by investing in the Davis Financial Portfolio. The likelihood of loss may be greater if you invest for a shorter period of time. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its stated objective.
Investors in the Davis Financial Portfolio should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. The principal risks include:
Market Risk. The market value of shares of common stock can change rapidly and unpredictably and have the potential for loss.
Company Risk. Equity securities represent ownership positions in companies. Over time, the market value of a common stock should reflect the success or failure of the company issuing the stock.
Concentrated Financial Services Portfolio Risk. The fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the fund’s total portfolio.
Foreign Country Risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.

5

Small- and Medium-Capitalization Risk. Small and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Fees and Expenses Risk. The fund may not earn enough through income and capital appreciation to offset the operating expenses of the fund.
Headline Risk. The fund may make such investments when a company becomes the center of controversy after receiving adverse media attention. While the Adviser researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover.
Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Investment Results
The following information provides some indication of the risks of investing in Davis Financial Portfolio by showing how the fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The table compares the average annual returns for the fund for the periods indicated with those of the S&P 500® Index. In 2009, the fund received favorable class action settlement from a company which it no longer owns. These settlements had a material impact on the investment performance of the fund in 2009. This was a one-time event that is unlikely to be repeated. Updated information on the fund’s results can be obtained by visiting davisfunds.com or by calling 800/279-0279.
Davis Financial Portfolio
Calendar Year Total Return

Year	Return
2009	41.18%
2008	(46.36%)
2007	(6.05%)
2006	18.50%
2005	8.38%
2004	10.32%
2003	32.15%
2002	(16.84%)
2001	(10.37%)
2000	30.97%
Highest/Lowest quarterly results during this time period were:

Highest	25.67% for the quarter ended June 30, 2009

Lowest	(28.13%) for the quarter ended December 31, 2008
Davis Financial Portfolio Average Annual Total Returns
for the periods ended December 31, 2009

				Life of Fund
	Past 1 Year	Past 5 Years	Past 10 Years	(July 1, 1999)

Davis Financial Portfolio	41.18%	(1.79%)	2.66%	1.81%

S&P 500® Index	26.46%	0.42%	(0.95%)	(0.26%)

6

Investment Adviser
Davis Selected Advisers, L.P., which serves as the Davis Financial Portfolio’s investment adviser, uses a system of multiple portfolio managers in managing the fund’s assets.
Sub-Adviser
Davis Selected Advisers-NY, Inc., a wholly owned subsidiary of the adviser, serves as the fund’s sub-adviser.
Portfolio Managers

Portfolio Managers		Primary Title with Investment
Fund Title (if applicable)	Experience with this Fund	Adviser or Sub-Adviser
Kenneth Feinberg	Since July 1999	Vice President Davis Selected Advisers-NY, Inc.

Charles Cavanaugh	Since May 2007	Vice President Davis Selected Advisers-NY, Inc.
Purchase and Sale of Fund Shares
Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts, not variable product owners, are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Requests are duly processed at the net asset value next calculated after your order is received in good order by the fund or its agents. Refer to the appropriate separate account prospectus or plan documents for details.
Tax Information
Because an investment in Davis Financial Portfolio may only be made through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the fund Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract. Investors should look to the Contract Prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
Davis Financial Portfolio and its distributor or its affiliates may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the fund as an underlying investment option in a variable contract. Ask your financial advisor for more information.

7

Investment Objectives, Strategies, and Risks
Davis Financial Portfolio’s investment objective is long-term growth of capital.
The Fund’s investment objective is not a fundamental policy and may be changed by the Board of Directors without a vote of shareholders. The Fund’s prospectus would be amended prior to any change in investment objective and shareholders would be promptly notified of the change.
Principal Investment Strategies
Davis Selected Advisers, L.P., (“Davis Advisors” or the “Adviser”) the Fund’s investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund will primarily invest in equity securities (typically common stocks, but may also include preferred stocks, and other forms of equity securities). While the Fund invests primarily in U.S. companies, it has the flexibility to also invest in foreign securities.
A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.
The Davis Investment Discipline
Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics which we believe foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. We aim to invest in such businesses when they are trading at discounts to their intrinsic worth. We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.
Over the years, Davis Advisors has developed a list of characteristics that we believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis Advisors searches for companies that demonstrate a majority or an appropriate mix of these characteristics.
First Class Management
•	Proven Track Record

•	Significant Alignment of Interests in Business

•	Intelligent Application of Capital
Strong Financial Condition and Satisfactory Profitability
•	Strong Balance Sheet

•	Low Cost Structure

•	High Returns on Capital

8

Strong Competitive Positioning
•	Non-Obsolescent Products / Services

•	Dominant or Growing Market Share

•	Global Presence and Brand Names
After determining which companies we wish to own, we then turn our analysis to determining the intrinsic value of those companies’ equity securities. We seek equity securities which can be purchased at attractive valuations relative to their intrinsic value. Our goal is to invest in companies for the long term. We consider selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive.
Additional Information Concerning the Principal Risks of Investing in the Fund
If you buy shares of a fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in a fund to decline, and which could prevent a fund from achieving its stated objective.
•	Market risk. The market value of shares of equity securities can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

•	Company risk. Equity securities represent ownership positions in companies. These securities may include, without limitation, common stocks, preferred stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Events that have a negative impact on a business probably will be reflected in a decline in the price of its equity securities. Furthermore, when the total value of the stock market declines, most equity securities, even those issued by strong companies, will likely decline in value. There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

•	Concentrated financial services portfolio risk. Davis Financial Portfolio invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector. Risks of investing in the financial services sector include: (i) Regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (ii) Changes in interest rates: unstable and/or rising interest rates, may have a disproportionate effect on companies in the financial services sector; (iii) Non-diversified loan portfolios: financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (iv) Credit: financial services companies may have exposure to investments or agreements that under certain circumstances may lead to losses, for example sub-prime loans; and (v) Competition: the financial services sector has become increasingly competitive.

•	Focused portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.

•	Foreign country risk. The Fund may invest a portion of its assets in companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the Fund’s performance to be more volatile than it would be if the Fund invested primarily in the United States. Foreign economies may not be as strong or as diversified, foreign

9

political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to more government regulation.

Rather than investing directly in equity securities issued by foreign companies, the Fund may invest in these companies through ADRs or GDRs covering such securities. ADRs and GDRs, are U.S. dollar-denominated and represent the deposit with U.S. banks of the securities of foreign issuers and are publicly traded on exchanges or are traded over-the-counter in the United States. Similar to direct investments in foreign securities, ADRs and GDRs are subject to the risks of changes in currency or exchange rates and the economic or political trends in foreign countries. In addition, ADRs and GDRs may be subjected to losses if the U.S. banks issuing the ADRs or GDRs fail to support the ADRs and GDRs which they issue.

•	Small- and medium-capitalization risk. Many real estate companies are small- and medium-capitalization companies. Investing in small- and medium-capitalization companies may be more risky than investing in large-capitalization companies. Small and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

•	Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund. A low return environment, or a bear market, increases the risk that a shareholder may lose money.

•	Headline risk. We seek to acquire companies with durable business models that can be purchased at attractive valuations relative to what Davis Advisors believes to be the companies’ intrinsic values. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s public filings may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While we research companies subject to such contingencies, we cannot be correct every time, and the company’s stock may never recover.
The Fund’s shares are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Additional Information About Investments
The Fund is not limited to investing in the securities and using the principal investment strategies previously described. The Fund may also purchase other kinds of securities, engage in active trading (which would increase portfolio turnover and commission expenses), or employ other investment strategies that are not principal investment strategies if, in Davis Advisors’ professional judgment, the securities, trading, or investment strategies are appropriate. Factors that Davis Advisors considers in pursuing these other strategies include whether the strategies: (i) would be consistent with shareholders’ reasonable expectations; (ii) would assist the Fund in pursuing its investment objective; (iii) are consistent with the Fund’s investment strategy; (iv) would cause the Fund to violate any of its investment restrictions; or (v) would materially change the Fund’s risk profile as described in the Fund’s prospectuses and Statement of Additional Information, as amended from time to time. The Statement of Additional Information discusses these securities and investment strategies.

10

Short-Term Investments. The Fund uses short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities. The Fund may also use short-term investments for temporary defensive purposes. At such times the Fund will not be pursuing its normal investment policies. In the event that our Portfolio Managers anticipate a decline in the market values of the companies in which the Fund invests (due to economic, political or other factors), the Fund may reduce its risk by investing in short-term securities until market conditions improve. Unlike equity securities, these investments will not appreciate in value when the market advances and will not contribute to long-term growth of capital.
For more details concerning current investments and market outlook, please see the Fund’s most recent shareholder report.
Portfolio Holdings
A description of Davis Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information. The Fund’s portfolio holdings are published twice a year in the Annual and Semi-Annual Reports, which are mailed approximately 60 days after the end of the Fund’s second and fourth fiscal quarters. In addition, the Fund files its portfolio holdings with the SEC four times a year, 60 days after the end of each fiscal quarter.
Management and Organization
Davis Selected Advisers, L.P. (“Davis Advisors”) serves as the investment adviser for each of the Davis Funds, including Davis Financial Portfolio. Davis Advisors’ offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. Davis Advisors provides investment advice for the Davis Funds, manages their business affairs, and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds and institutional and individual clients. For the fiscal year ended December 31, 2009, Davis Advisors’ total management fee paid by the Fund for its services (based on average net assets) was 0.63% for Davis Financial Portfolio. A discussion regarding the basis for the approval of the Fund’s investment advisory and service agreement by the Fund’s Board of Directors is contained in the Fund’s most recent Semi-Annual Report to shareholders.
Davis Selected Advisers–NY, Inc., serves as the sub-adviser for each of the Davis Funds, including Davis Financial Portfolio. Davis Selected Advisers–NY, Inc.’s offices are located at 609 Fifth Avenue, New York, New York 10017. Davis Selected Advisers–NY, Inc., provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. Davis Selected Advisers–NY, Inc.’s fee is paid by Davis Advisors, not the Davis Funds.
Execution of Portfolio Transactions. Davis Advisors places orders with broker-dealers for Davis Funds’ portfolio transactions. Davis Advisors seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups, Davis Advisors considers price, commission, timing, competent block trading coverage, capital strength and stability, research resources, and other factors. Subject to best price and execution, Davis Advisors may place orders for Davis Funds’ portfolio transactions with broker-dealers who have sold shares of Davis Funds. However, when Davis Advisors places orders for Davis Funds’ portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of Davis Funds. In placing orders for Davis Funds’ portfolio transactions, the Adviser does not commit to any specific amount of business with any particular broker-dealer.

11

Over the last three years the Fund paid the following brokerage commissions:

	For the Year ended December 31,
Brokerage commissions paid:	$20,395	$29,894	$32,188
Brokerage as a percentage of average net assets:	0.03%	0.03%	0.02%
Portfolio Managers
Kenneth Charles Feinberg has served as Portfolio Manager of Davis Financial Portfolio since the inception of the Fund on July 1, 1999, and also manages other equity funds advised by Davis Advisors. He has served as Portfolio Manager of various equity funds managed by Davis Advisors since May 1997. Mr. Feinberg started with Davis Advisors as a Research Analyst in December 1994.
Charles Cavanaugh has served as Co-Portfolio Manager of Davis Financial Portfolio since May 1, 2007, and also manages other equity funds advised by Davis Advisors. Mr. Cavanaugh joined Davis Advisors in March 2001.
In addition, a limited portion of the Fund’s assets may be managed by Davis Advisors’ research analysts, subject to review by the Fund’s Portfolio Managers.
The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ investments in the Fund.
Shareholder Information
Procedures and Shareholder Rights are Described by Current Prospectus and Other
Disclosure Documents
Among other disclosures, the Fund’s most current prospectus, Statement of Additional Information, Annual and Semi-Annual Reports, and other documents describe: (a) the procedures which the Fund follows when interacting with shareholders; and (b) shareholders’ rights. The Fund’s procedures and shareholders’ rights may change from time to time to reflect changing laws, rules, and operations. The Fund’s prospectus and other disclosure documents will be amended from time to time to reflect these changes.
How Your Shares Are Valued
Once you open your account, you may buy or sell shares on any day that the New York Stock Exchange is open for trading. The price of your shares is based upon the total value of the Fund’s investments. Your account balance may change daily because the share price may change daily.
The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier.
Valuation of Portfolio Securities
Fund shares are purchased and/or sold at the net asset value following procedures determined by the insurance companies or other financial intermediaries offering the Fund to investors in their products.
The Fund’s portfolio securities are valued primarily on the basis of market quotations. However, Davis Funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or Davis Advisors deems market quotations to be unreliable. Fair valuation guidelines and procedures have been adopted by the Board of Directors and are implemented by Davis Advisors and a

12

pricing committee established by and which reports to the Board of Directors. The Fund uses fair value prices any time Davis Advisors concludes that reliable market quotations for the Fund’s portfolio securities are not readily available from an approved third-party pricing service or from independent brokers. Examples of when fair value pricing may be used include when the Fund holds illiquid or thinly traded securities, and securities whose values have been affected by a significant event occurring after the close of their primary markets. Davis Funds use an independent vendor to assist in fair value pricing of foreign securities when deemed appropriate. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using last reported prices.
Some of the Fund’s securities may be traded in markets that close at a different time than when the Fund’s shares are priced. Events affecting portfolio values that occur after the time that such markets close and the time the Fund’s shares are priced may result in the use of fair value pricing, as described above. Likewise, because foreign securities trade in markets and exchanges that operate on U.S. holidays and weekends, the values of some of the Fund’s foreign investments might change significantly on those days when investors cannot buy or redeem shares. Davis Funds have adopted procedures designed to identify and react to significant events in foreign markets that would have a material effect on the Fund’s net asset value. Notwithstanding, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem fund shares.
Securities denominated in foreign currencies and traded in foreign markets will have their values converted into U.S. dollar equivalents at the prevailing exchange rates as computed by State Street Bank and Trust. Fluctuation in the values of foreign currencies in relation to the U.S. dollar may affect the net asset value of a fund’s shares even if there has not been any change in the foreign currency prices of that fund’s investments.
Dividends and Distributions
Davis Financial Portfolio generally declares and pays dividends and short- and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.
Mixed and Shared Funding
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of insurance companies funding variable annuity and variable life insurance policies. Due to differences in tax treatment and other considerations the interests of various contract holders investing in separate accounts investing in the Fund may conflict. Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a Fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The Board of Directors of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
Federal Income Taxes
Because Shares of the Fund may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the Fund will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract. Variable product owners seeking to understand the tax consequences of

13

their investment should consult with their tax advisers, the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.
The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distributions each year of all their net investment income and net capital gains. In addition, because the Shares of the Fund are sold in connection with variable insurance contracts, the Fund intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code.
Fees and Expenses of the Fund
The Fund must pay operating fees and expenses.
Management Fee
The management fee covers the normal expenses of managing the Fund, including compensation, research costs, corporate overhead expenses and related expenses.
Distribution Plans
The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. Currently the Fund does not make, and does not intend to make, any payments under this plan. If, in the future, the Fund begins making payments under the plan, then these fees would be paid out of the Fund’s assets on an ongoing basis. Over time, these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These fees may include legal, audit and custodial fees, the costs of printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences, and payments to third parties that provide recordkeeping services or administrative services for investors in the Fund.
Total Fund Operating Expenses
The total cost of operating a mutual fund is reflected in its expense ratio. A shareholder does not pay operating costs directly; instead, operating costs are deducted before the Fund’s NAV is calculated and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that Class of shares. Investors should examine total operating expenses closely in the prospectus, especially when comparing one fund with another fund in the same investment category.
Fees Paid to Dealers and Other Financial Intermediaries
In 2009, Davis Advisors and its affiliates were charged additional fees by the insurance companies listed below. The amount of the fee is negotiated with each insurance company. Such payments were for administrative services and investor support services, and do not constitute payment for investment advisory, distribution or other services. Payment of such fees by Davis Advisors or its affiliates does not increase the fees paid by the Fund or their respective shareholders. Insurance companies may be added or deleted at any time.
Allianz Life Insurance Company of New York; Allianz Life Insurance Company of North America; Annuity Investors Life Insurance Company; Great-West Life & Annuity Insurance Company; The Guardian Insurance & Annuity Company, Inc.; Horace Mann Life Insurance Company; Merrill Lynch Life Insurance Company; Merrill Lynch Life Insurance Company of New York; Nationwide Financial Services, Inc.; New York Life Insurance and Annuity Corporation; Pruco Life Insurance Company; Pruco Life Insurance Company of New Jersey; Prudential Annuities Life Assurance Corporation; Standard Insurance Company; and Transamerica Life Insurance Company.

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Investors should consult their financial intermediary regarding the details of the payments they receive in connection with the sale of fund shares.
Purchase and Redemption of Shares
Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts, not variable product owners, are the shareholders of the Fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. Only separate accounts of insurance companies that have signed the appropriate agreements with the Fund can buy or sell shares of the Fund.
REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY’S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.
Right to Reject or Restrict Any Purchases or Exchange Orders
Purchases and exchanges should be made primarily for investment purposes. The Fund may reject, restrict, or cancel, without any prior notice, any purchase orders for any reason. For example, the Fund does not allow market timing because short-term trading or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. As described in the next paragraph, almost all of the Fund’s shareholders invest in the Fund through omnibus accounts maintained by insurance companies. We request that the insurance companies offering variable annuity and variable life insurance products discourage frequent trading by contract owners. Although we do not allow market timing there can be no guarantee that the Fund will be successful in curbing abusive short-term transactions.
Market Timing
The Davis Funds discourage short-term or excessive trading, and intend to restrict or reject such trading or take other action if in the judgment of Davis Advisors such trading may be detrimental to the interest of the Fund. Such strategies may dilute the value of fund shares held by long-term shareholders, interfere with the efficient management of the Fund’s portfolio, and increase brokerage and administrative costs.
The Davis Funds’ Board of Directors has adopted a 30 day restriction policy with respect to the frequent purchase and redemption of fund shares. Under the 30 day restriction any shareholder redeeming shares from a fund will be precluded from investing in the same fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of an exchange transaction. Transactions that are part of a systematic plan are excluded from this restriction. Certain financial intermediaries, such as 401(k) plan administrators, may apply purchase and exchange limitations which are different than the limitations discussed above. These limitations may be more or less restrictive than the limitations imposed by the Davis Funds, but are designed to detect and prevent excessive trading. Shareholders should consult their financial intermediaries to determine what purchase and exchange limitations may be applicable to their transactions in the Davis Funds through those financial intermediaries. To the extent reasonably feasible, the Fund’s market timing procedures apply to all shareholder accounts and neither Davis Funds nor Davis Advisors have entered into agreements to exempt any shareholder from application of either the Davis Funds’ or a financial intermediary’s market-timing procedures, as applicable.
The Davis Funds receive purchase, exchange and redemption orders from many financial intermediaries which maintain omnibus accounts with the Fund. Omnibus account arrangements permit financial intermediaries to aggregate their clients’ transaction and ownership positions. Shareholders seeking to engage in excessive trading practices may employ a variety of strategies to avoid detection and there can be no assurance that Davis Funds will successfully prevent all instances of market timing.

15

If the Davis Funds, at its discretion, identifies any activity that may constitute frequent trading, it reserves the right to restrict further trading activity regardless of whether the activity exceeds the Fund’s written guidelines. In applying this policy, the Davis Funds reserves the right to consider the trading of multiple accounts under common ownership, control or influence to be trading out of a single account.
Financial Highlights
The following table is designed to show you the financial performance of Davis Financial Portfolio for the five years ended December 31, 2009, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single fund share. The total return represent the rate at which an investor would have earned (or lost) money on an investment in the Fund.
This information has been audited by KPMG LLP. KPMG LLP’s report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.

16

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL PORTFOLIO
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.12	$14.27	$16.29	$13.83	$12.82

Income (Loss) from Investment Operations:
Net Investment Income	0.05	0.08	0.17	0.09	0.07
Net Realized and Unrealized Gains (Losses)	2.88	(6.76)	(1.12)	2.47	1.00

Total from Investment Operations	2.93	(6.68)	(0.95)	2.56	1.07

Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	—	(0.17)	(0.09)	(0.06)
Distributions from Realized Gains	—	(0.47)	(0.90)	(0.01)	—

Total Dividends and Distributions	(0.07)	(0.47)	(1.07)	(0.10)	(0.06)

Net Asset Value, End of Period	$9.98	$7.12	$14.27	$16.29	$13.83

Total Return[a]	41.18%[b]	(46.36)%	(6.05)%	18.50%	8.38%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$87,837	$57,321	$116,725	$155,807	$124,060
Ratio of Expenses to Average Net Assets:
Gross	0.78%	0.88%	0.85%	0.84%	0.85%
Net[c]	0.78%	0.88%	0.85%	0.84%	0.85%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.73%	0.97%	0.66%	0.52%
Portfolio Turnover Rate[d]	10%	16%	17%	9%	21%

a	Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d	The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

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Xx to reflect new back cover
Obtaining Additional Information
Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their last fiscal year. The Statement of Additional Information provides more detailed information about the Davis Funds and their management and operations. The Statement of Additional Information and the Fund’s Annual and Semi-Annual Reports are available, without charge, upon request.
The Davis Funds’ Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated into this prospectus by reference, and are legally a part of this prospectus.
Where you can get these documents:
•	From your Insurance Company or your Account Representative. Your insurance company or account representative can provide you with copies of these documents.

•	On the Internet. www.davisfunds.com.

•	By Telephone. Call Davis Funds toll-free at 1-800-279-0279, Monday through Friday, 9 a.m. to 6 p.m. Eastern time.

•	From the SEC. Additional copies of the registration statement can be reviewed at the SEC’s Public Reference Room, or obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-1520, or by sending an electronic request to <publicinfo@sec.gov>. Reports and other information about the Funds are also available by visiting the SEC website (www.sec.gov). For more information on the operations of the Public Reference Room, call 1-202-551-8090.

LOGO
Over 40 Years of Reliable Investing
Investment Company Act File No. 811-9293

18

Davis Real Estate Portfolio
A Portfolio of Davis Variable Account Fund, Inc.
May 3, 2010
Davis Real Estate Portfolio            Ticker: QDRPAX
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
DF Logo
   Over 40 Years of Reliable InvestingTM

This prospectus contains important information. Please read it carefully before investing and keep it for future reference.
This Fund is sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.
Shares of this Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4	Fund Summary

Davis Real Estate Portfolio
Investment Objective
Fees and Expenses of the Fund
Portfolio Turnover
Principal Investment Strategies
Principal Risks
Investment Results
Investment Adviser
Portfolio Managers
Purchase and Sale of Fund Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries

9	Investment Objectives, Strategies and Risks

12	Additional Information About Investments

12	Management and Organization
Portfolio Managers

13	Shareholder Information
Procedures and Shareholder Rights are Described by Current Prospectus and Other
Disclosure Documents
How Your Shares Are Valued
Dividends and Distributions
Mixed and Shared Funding
Federal Income Taxes
Fees and Expenses of the Fund
Distribution Plans
Fees Paid To Dealers and Other Financial Intermediaries
Purchase and Redemption of Shares
Right to Reject or Restrict Any Purchases or Exchange Orders
Market Timing

17	Financial Highlights

B/C	Obtaining Additional Information

Davis Real Estate Fund
Investment Objective
Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income.
Fees and Expenses of the Davis Real Estate Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of Davis Real Estate Portfolio. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.55%

Distribution and/or service (12b-1) Fees	0.00%

Other Expenses	0.34%

Less Fee Waiver or Expense Reimbursement	0.00%

Total Annual Operating Expenses(2)	0.89%

(1)	The Management Fees in the table have been restated. On July 1, 2009, the contractual management fees were reduced from 0.75% to 0.55%.

(2)	The Adviser is contractually committed to waive fees and/or reimburse the fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.00% until May 1, 2011; after that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to May 1, 2011, without the consent of the board of directors.
Example
This Example is intended to help you compare the cost of investing in the Davis Real Estate Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Davis Real Estate Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. This example does not reflect fees associated with the ownership of a variable annuity or variable life insurance contract. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares in:	1 Year	3 Years	5 Years	10 Years

Davis Real Estate Portfolio	$91	$284	$493	$1,096

Portfolio Turnover
The Davis Real Estate Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies
Davis Selected Advisers, L.P., (“Davis Advisors” or the “Adviser”) the fund’s investment adviser, uses the Davis Investment Discipline to invest at least 80% of the fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The fund will primarily invest in equity securities (typically common stocks, but may also include preferred stocks, and other forms of equity securities). While the fund invests primarily in U.S. companies, it has the flexibility to also invest in foreign securities.
A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (REITs), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Most of Davis Real Estate Portfolio’s real estate securities are, and will likely continue to be, interests in REITs. REITs pool investors’ funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics which we believe foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. We aim to invest in such businesses when they are trading at discounts to their intrinsic worth. We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies we wish to own, we then turn our analysis to determining the intrinsic value of those companies’ equity securities. We seek equity securities which can be purchased at attractive valuations relative to their intrinsic value. Our goal is to invest in companies for the long term. We consider selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive.
Principal Risks of Investing in the Davis Real Estate Portfolio
You may lose money by investing in the Davis Real Estate Portfolio. The likelihood of loss may be greater if you invest for a shorter period of time. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in the fund to decline, and which could prevent the fund from achieving its stated objective.
Investors in the Davis Real Estate Portfolio should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. The principal risks include:
Market Risk. The market value of shares of common stock can change rapidly and unpredictably and have the potential for loss.
Company Risk. Equity securities represent ownership positions in companies. Over time, the market value of a common stock should reflect the success or failure of the company issuing the stock.
Concentrated Real Estate Services Portfolio Risk. The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the fund’s total portfolio.

Foreign Country Risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
Small- and Medium-Capitalization Risk. Small and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Fees and Expenses Risk. The fund may not earn enough through income and capital appreciation to offset the operating expenses of the fund.
Headline Risk. The fund may make such investments when a company becomes the center of controversy after receiving adverse media attention. While the Adviser researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover.
Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Investment Results
The following information provides some indication of the risks of investing in Davis Real Estate Portfolio by showing how the fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The table compares the average annual returns for the fund for the periods indicated to with those of the S&P 500® Index and the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a measure of the performance of publicly traded real estate securities. Updated information on the fund’s results can be obtained by visiting davisfunds.com or by calling 800/279-0279.
Davis Real Estate Portfolio
Calendar Year Total Return

Year	Return
2009	31.73%
2008	(46.91%)
2007	(15.48)%
2006	34.37%
2005	13.14%
2004	33.35%
2003	36.79%
2002	5.89%
2001	5.50%
2000	23.33%
Highest/Lowest quarterly results during this time period were:
Highest	32.44% for the quarter ended June 30, 2009

Lowest	(42.39%) for the quarter ended December 31, 2008

Davis Real Estate Portfolio Average Annual Total Returns
for the periods ended December 31, 2009

				Life of Fund
	Past 1 Year	Past 5 Years	Past 10 Years	(July 1, 1999)

Davis Real Estate Portfolio	31.73%	(2.12%)	8.49%	6.89%

Wilshire Real Estate Securities Index (1)	29.20%	(0.23%)	(0.95%)	(0.26%)

S&P 500® Index	26.46%	0.42%	10.47%	8.93%

(1)	The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. The Index was formerly named the “Dow Jones Wilshire Real Estate Securities Index.”
Investment Adviser
Davis Selected Advisers, L.P., which serves as the Davis Real Estate Portfolio’s investment adviser, uses a system of multiple portfolio managers in managing the fund’s assets.
Sub-Adviser
Davis Selected Advisers-NY, Inc., a wholly owned subsidiary of the adviser, serves as the fund’s sub-adviser.
Portfolio Managers

Portfolio Managers		Primary Title with Investment
Fund Title (if applicable)	Experience with this Fund	Adviser or Sub-Adviser
Andrew Davis Vice President	Since July 1999	President Davis Selected Advisers, L.P.

Chandler Spears	Since May 2003	Vice President Davis Selected Advisers-NY, Inc.
Purchase and Sale of Fund Shares
Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts, not variable product owners, are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Requests are duly processed at the net asset value next calculated after your order is received in good order by the fund or its agents. Refer to the appropriate separate account prospectus or plan documents for details.
Tax Information
Because an investment in Davis Real Estate Portfolio may only be made through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the fund Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract. Investors should look to the Contract Prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries
Davis Real Estate Portfolio and its distributor or its affiliates may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the fund as an underlying investment option in a variable contract. Ask your financial advisor for more information.

Investment Objectives, Strategies, and Risks
Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income.
The Fund’s investment objective is not a fundamental policy and may be changed by the Board of Directors without a vote of shareholders. The Fund’s prospectus would be amended prior to any change in investment objective and shareholders would be promptly notified of the change.
Principal Investment Strategies
Davis Selected Advisers, L.P., (“Davis Advisors” or the “Adviser”) the Fund’s investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund will primarily invest in equity securities (typically common stocks, but may also include preferred stocks, and other forms of equity securities). While the Fund invests primarily in U.S. companies, it has the flexibility to also invest in foreign securities.
A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (REITs), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Most of Davis Real Estate Portfolio’s real estate securities are, and will likely continue to be, interests in REITs. REITs pool investors’ funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.
The Davis Investment Discipline
Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics which we believe foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. We aim to invest in such businesses when they are trading at discounts to their intrinsic worth. We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.
Over the years, Davis Advisors has developed a list of characteristics that we believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis Advisors searches for companies that demonstrate a majority or an appropriate mix of these characteristics.
First Class Management
•	Proven Track Record

•	Significant Alignment of Interests in Business

•	Intelligent Application of Capital

Strong Financial Condition and Satisfactory Profitability
•	Strong Balance Sheet

•	Low Cost Structure

•	High Returns on Capital
Strong Competitive Positioning
•	Non-Obsolescent Products / Services

•	Dominant or Growing Market Share

•	Global Presence and Brand Names
After determining which companies we wish to own, we then turn our analysis to determining the intrinsic value of those companies’ equity securities. We seek equity securities which can be purchased at attractive valuations relative to their intrinsic value. Our goal is to invest in companies for the long term. We consider selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive.
Additional Information Concerning the Principal Risks of Investing in the Fund
If you buy shares of a fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in a fund to decline, and which could prevent a fund from achieving its stated objective.
•	Market risk. The market value of shares of equity securities can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

•	Company risk. Equity securities represent ownership positions in companies. These securities may include, without limitation, common stocks, preferred stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Events that have a negative impact on a business probably will be reflected in a decline in the price of its equity securities. Furthermore, when the total value of the stock market declines, most equity securities, even those issued by strong companies, will likely decline in value. There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

•	Concentrated real estate portfolio risk. Davis Real Estate Portfolio invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its selected industry. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including: (i) declines in property values, because of changes in the economy or the surrounding area or because a particular region has become less appealing to tenants; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) changes in zoning laws; or (v) losses from casualty or condemnation.

•	Focused portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.

•	Foreign country risk. The Fund may invest a portion of its assets in companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the Fund’s performance to be more volatile than it would be if the Fund invested primarily in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to more government regulation.

Rather than investing directly in equity securities issued by foreign companies, the Fund may invest in these companies through ADRs or GDRs covering such securities. ADRs and GDRs, are U.S. dollar-denominated and represent the deposit with U.S. banks of the securities of foreign issuers and are publicly traded on exchanges or are traded over-the-counter in the United States. Similar to direct investments in foreign securities, ADRs and GDRs are subject to the risks of changes in currency or exchange rates and the economic or political trends in foreign countries. In addition, ADRs and GDRs may be subjected to losses if the U.S. banks issuing the ADRs or GDRs fail to support the ADRs and GDRs which they issue.

•	Small- and medium-capitalization risk. Many real estate companies are small- and medium-capitalization companies. Investing in small- and medium-capitalization companies may be more risky than investing in large-capitalization companies. Small and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

•	Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund. A low return environment, or a bear market, increases the risk that a shareholder may lose money.

•	Headline risk. We seek to acquire companies with durable business models that can be purchased at attractive valuations relative to what Davis Advisors believes to be the companies’ intrinsic values. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s public filings may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While we research companies subject to such contingencies, we cannot be correct every time, and the company’s stock may never recover.
The Fund’s shares are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Additional Information About Investments
The Fund is not limited to investing in the securities and using the principal investment strategies previously described. The Fund may also purchase other kinds of securities, engage in active trading (which would increase portfolio turnover and commission expenses), or employ other investment strategies that are not principal investment strategies if, in Davis Advisors’ professional judgment, the securities, trading, or investment strategies are appropriate. Factors that Davis Advisors considers in pursuing these other strategies include whether the strategies: (i) would be consistent with shareholders’ reasonable expectations; (ii) would assist the Fund in pursuing its investment objective; (iii) are consistent with the Fund’s investment strategy; (iv) would cause the Fund to violate any of its investment restrictions; or (v) would materially change the Fund’s risk profile as described in the Fund’s prospectuses and Statement of Additional Information, as amended from time to time. The Statement of Additional Information discusses these securities and investment strategies.
Short-Term Investments. The Fund uses short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities. The Fund may also use short-term investments for temporary defensive purposes. At such times the Fund will not be pursuing its normal investment policies. In the event that our Portfolio Managers anticipate a decline in the market values of the companies in which the Fund invests (due to economic, political or other factors), the Fund may reduce its risk by investing in short-term securities until market conditions improve. Unlike equity securities, these investments will not appreciate in value when the market advances and will not contribute to long-term growth of capital.
For more details concerning current investments and market outlook, please see the Fund’s most recent shareholder report.
Portfolio Holdings
A description of Davis Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information. The Fund’s portfolio holdings are published twice a year in the Annual and Semi-Annual Reports, which are mailed approximately 60 days after the end of the Fund’s second and fourth fiscal quarters. In addition, the Fund files its portfolio holdings with the SEC four times a year, 60 days after the end of each fiscal quarter.
Management and Organization
Davis Selected Advisers, L.P. (“Davis Advisors”) serves as the investment adviser for each of the Davis Funds, including Davis Real Estate Portfolio. Davis Advisors’ offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. Davis Advisors provides investment advice for the Davis Funds, manages their business affairs, and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds and institutional and individual clients. For the fiscal year ended December 31, 2009, Davis Advisors’ total management fee paid by the Fund for its services (based on average net assets) was 0.64% for Davis Real Estate Portfolio. A discussion regarding the basis for the approval of the Fund’s investment advisory and service agreement by the Fund’s Board of Directors is contained in the Fund’s most recent Semi-Annual Report to shareholders.
Davis Selected Advisers–NY, Inc., serves as the sub-adviser for each of the Davis Funds, including Davis Real Estate Portfolio. Davis Selected Advisers–NY, Inc.’s offices are located at 609 Fifth Avenue, New York, New York 10017. Davis Selected Advisers–NY, Inc., provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. Davis Selected Advisers–NY, Inc.’s fee is paid by Davis Advisors, not the Davis Funds.

Execution of Portfolio Transactions. Davis Advisors places orders with broker-dealers for Davis Funds’ portfolio transactions. Davis Advisors seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups, Davis Advisors considers price, commission, timing, competent block trading coverage, capital strength and stability, research resources, and other factors. Subject to best price and execution, Davis Advisors may place orders for Davis Funds’ portfolio transactions with broker-dealers who have sold shares of Davis Funds. However, when Davis Advisors places orders for Davis Funds’ portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of Davis Funds. In placing orders for Davis Funds’ portfolio transactions, the Adviser does not commit to any specific amount of business with any particular broker-dealer.
Over the last three years the Fund paid the following brokerage commissions:

	For the Year ended December 31,
	2009	2008	2007
Brokerage commissions paid:	$29,395	$24,673	$58,120
Brokerage as a percentage of average net assets:	0.16%	0.07%	0.08%
Portfolio Managers
Andrew A. Davis has served as Portfolio Manager of Davis Real Estate Portfolio since its inception on July 1, 1999, and also manages other Davis equity funds. He has served as Portfolio Manager of various equity funds managed by Davis Advisors since January 1994.
Chandler Spears has served as Portfolio Manager of Davis Real Estate Portfolio since May 1, 2003, and also manages other Davis equity funds. Mr. Spears joined Davis Advisors in November 2000 as a real estate securities analyst.
In addition, a limited portion of the Fund’s assets may be managed by Davis Advisors’ research analysts, subject to review by the Fund’s Portfolio Managers.
The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ investments in the Fund.
Shareholder Information
Procedures and Shareholder Rights are Described by Current Prospectus and Other
Disclosure Documents
Among other disclosures, the Fund’s most current prospectus, Statement of Additional Information, Annual and Semi-Annual Reports, and other documents describe: (a) the procedures which the Fund follows when interacting with shareholders; and (b) shareholders’ rights. The Fund’s procedures and shareholders’ rights may change from time to time to reflect changing laws, rules, and operations. The Fund’s prospectus and other disclosure documents will be amended from time to time to reflect these changes.

How Your Shares Are Valued
Once you open your account, you may buy or sell shares on any day that the New York Stock Exchange is open for trading. The price of your shares is based upon the total value of the Fund’s investments. Your account balance may change daily because the share price may change daily.
The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier.
Valuation of Portfolio Securities
Fund shares are purchased and/or sold at the net asset value following procedures determined by the insurance companies or other financial intermediaries offering the Fund to investors in their products.
The Fund’s portfolio securities are valued primarily on the basis of market quotations. However, Davis Funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or Davis Advisors deems market quotations to be unreliable. Fair valuation guidelines and procedures have been adopted by the Board of Directors and are implemented by Davis Advisors and a pricing committee established by and which reports to the Board of Directors. The Fund uses fair value prices any time Davis Advisors concludes that reliable market quotations for the Fund’s portfolio securities are not readily available from an approved third-party pricing service or from independent brokers. Examples of when fair value pricing may be used include when the Fund holds illiquid or thinly traded securities, and securities whose values have been affected by a significant event occurring after the close of their primary markets. Davis Funds use an independent vendor to assist in fair value pricing of foreign securities when deemed appropriate. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using last reported prices.
Some of the Fund’s securities may be traded in markets that close at a different time than when the Fund’s shares are priced. Events affecting portfolio values that occur after the time that such markets close and the time the Fund’s shares are priced may result in the use of fair value pricing, as described above. Likewise, because foreign securities trade in markets and exchanges that operate on U.S. holidays and weekends, the values of some of the Fund’s foreign investments might change significantly on those days when investors cannot buy or redeem shares. Davis Funds have adopted procedures designed to identify and react to significant events in foreign markets that would have a material effect on the Fund’s net asset value. Notwithstanding, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem fund shares.
Securities denominated in foreign currencies and traded in foreign markets will have their values converted into U.S. dollar equivalents at the prevailing exchange rates as computed by State Street Bank and Trust. Fluctuation in the values of foreign currencies in relation to the U.S. dollar may affect the net asset value of a fund’s shares even if there has not been any change in the foreign currency prices of that fund’s investments.
Dividends and Distributions
Davis Real Estate Portfolio generally declares and pays dividends quarterly and short- and long-term capital gains, if any, annually. All dividends and capital gains are paid to separate accounts of participating insurance companies. At the election of these companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund.

Mixed and Shared Funding
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of insurance companies funding variable annuity and variable life insurance policies. Due to differences in tax treatment and other considerations the interests of various contract holders investing in separate accounts investing in the Fund may conflict. Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a Fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The Board of Directors of the Fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
Federal Income Taxes
Because Shares of the Fund may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the Fund will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers, the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.
The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distributions each year of all their net investment income and net capital gains. In addition, because the Shares of the Fund are sold in connection with variable insurance contracts, the Fund intends to satisfy the diversification requirements applicable to insurance company separate accounts under the Internal Revenue Code.
Fees and Expenses of the Fund
The Fund must pay operating fees and expenses.
Management Fee
The management fee covers the normal expenses of managing the Fund, including compensation, research costs, corporate overhead expenses and related expenses.
Distribution Plans
The Fund has adopted a plan under Rule 12b-1 allowing the payment of up to 0.25% for distribution expenses. Currently the Fund does not make, and does not intend to make, any payments under this plan. If, in the future, the Fund begins making payments under the plan, then these fees would be paid out of the Fund’s assets on an ongoing basis. Over time, these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These fees may include legal, audit and custodial fees, the costs of printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences, and payments to third parties that provide recordkeeping services or administrative services for investors in the Fund.

Total Fund Operating Expenses
The total cost of operating a mutual fund is reflected in its expense ratio. A shareholder does not pay operating costs directly; instead, operating costs are deducted before the Fund’s NAV is calculated and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that Class of shares. Investors should examine total operating expenses closely in the prospectus, especially when comparing one fund with another fund in the same investment category.
Fees Paid to Dealers and Other Financial Intermediaries
In 2009, Davis Advisors and its affiliates were charged additional fees by the insurance companies listed below. The amount of the fee is negotiated with each insurance company. Such payments were for administrative services and investor support services, and do not constitute payment for investment advisory, distribution or other services. Payment of such fees by Davis Advisors or its affiliates does not increase the fees paid by the Fund or their respective shareholders. Insurance companies may be added or deleted at any time.
Allianz Life Insurance Company of New York; Allianz Life Insurance Company of North America; Annuity Investors Life Insurance Company; Great-West Life & Annuity Insurance Company; The Guardian Insurance & Annuity Company, Inc.; Horace Mann Life Insurance Company; Merrill Lynch Life Insurance Company; Merrill Lynch Life Insurance Company of New York; Nationwide Financial Services, Inc.; New York Life Insurance and Annuity Corporation; Pruco Life Insurance Company; Pruco Life Insurance Company of New Jersey; Prudential Annuities Life Assurance Corporation; Standard Insurance Company; and Transamerica Life Insurance Company.
Investors should consult their financial intermediary regarding the details of the payments they receive in connection with the sale of fund shares.
Purchase and Redemption of Shares
Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts, not variable product owners, are the shareholders of the Fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. Only separate accounts of insurance companies that have signed the appropriate agreements with the Fund can buy or sell shares of the Fund.
REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY’S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.
Right to Reject or Restrict Any Purchases or Exchange Orders
Purchases and exchanges should be made primarily for investment purposes. The Fund may reject, restrict, or cancel, without any prior notice, any purchase orders for any reason. For example, the Fund does not allow market timing because short-term trading or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. As described in the next paragraph, almost all of the Fund’s shareholders invest in the Fund through omnibus accounts maintained by insurance companies. We request that the insurance companies offering variable annuity and variable life insurance products discourage frequent trading by contract owners. Although we do not allow market timing there can be no guarantee that the Fund will be successful in curbing abusive short-term transactions.

Market Timing
The Davis Funds discourage short-term or excessive trading, and intend to restrict or reject such trading or take other action if in the judgment of Davis Advisors such trading may be detrimental to the interest of the Fund. Such strategies may dilute the value of fund shares held by long-term shareholders, interfere with the efficient management of the Fund’s portfolio, and increase brokerage and administrative costs.
The Davis Funds’ Board of Directors has adopted a 30 day restriction policy with respect to the frequent purchase and redemption of fund shares. Under the 30 day restriction any shareholder redeeming shares from a fund will be precluded from investing in the same fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of an exchange transaction. Transactions that are part of a systematic plan are excluded from this restriction. Certain financial intermediaries, such as 401(k) plan administrators, may apply purchase and exchange limitations which are different than the limitations discussed above. These limitations may be more or less restrictive than the limitations imposed by the Davis Funds, but are designed to detect and prevent excessive trading. Shareholders should consult their financial intermediaries to determine what purchase and exchange limitations may be applicable to their transactions in the Davis Funds through those financial intermediaries. To the extent reasonably feasible, the Fund’s market timing procedures apply to all shareholder accounts and neither Davis Funds nor Davis Advisors have entered into agreements to exempt any shareholder from application of either the Davis Funds’ or a financial intermediary’s market-timing procedures, as applicable.
The Davis Funds receive purchase, exchange and redemption orders from many financial intermediaries which maintain omnibus accounts with the Fund. Omnibus account arrangements permit financial intermediaries to aggregate their clients’ transaction and ownership positions. Shareholders seeking to engage in excessive trading practices may employ a variety of strategies to avoid detection and there can be no assurance that Davis Funds will successfully prevent all instances of market timing.
If the Davis Funds, at its discretion, identifies any activity that may constitute frequent trading, it reserves the right to restrict further trading activity regardless of whether the activity exceeds the Fund’s written guidelines. In applying this policy, the Davis Funds reserves the right to consider the trading of multiple accounts under common ownership, control or influence to be trading out of a single account.
Financial Highlights
The following table is designed to show you the financial performance of Davis Real Estate Portfolio for the five years ended December 31, 2009, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single fund share. The total return represent the rate at which an investor would have earned (or lost) money on an investment in the Fund.
This information has been audited by KPMG LLP. KPMG LLP’s report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE PORTFOLIO
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.80	$11.45	$20.43	$17.33	$16.80

Income (Loss) from Investment Operations:
Net Investment Income	0.16	0.19	0.42	0.34	0.30
Net Realized and Unrealized Gains (Losses)	1.60	(5.50)	(3.40)	5.58	1.86

Total from Investment Operations	1.76	(5.31)	(2.98)	5.92	2.16

Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.22)	(0.64)	(0.60)	(0.54)
Distributions from Realized Gains	—	(0.11)	(5.36)	(2.22)	(1.09)
Return of Capital	—	(0.01)	—	—	—

Total Dividends and Distributions	(0.16)	(0.34)	(6.00)	(2.82)	(1.63)

Net Asset Value, End of Period	$7.40	$5.80	$11.45	$20.43	$17.33

Total Return[a]	31.73%	(46.91)%	(15.48)%	34.37%	13.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,566	$19,331	$49,548	$89,738	$64,556
Ratio of Expenses to Average Net Assets:
Gross	0.98%	0.98%	0.88%	0.86%	0.87%
Net[b]	0.98%	0.98%	0.87%	0.86%	0.87%
Ratio of Net Investment Income to Average Net Assets	2.81%	1.84%	1.92%	1.63%	1.71%
Portfolio Turnover Rate[c]	70%	41%	49%	38%	28%

a	Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c	The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

Xx to reflect new back cover
Obtaining Additional Information
Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their last fiscal year. The Statement of Additional Information provides more detailed information about the Davis Funds and their management and operations. The Statement of Additional Information and the Fund’s Annual and Semi-Annual Reports are available, without charge, upon request.
The Davis Funds’ Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated into this prospectus by reference, and are legally a part of this prospectus.
Where you can get these documents:
•	From your Insurance Company or your Account Representative. Your insurance company or account representative can provide you with copies of these documents.

•	On the Internet. www.davisfunds.com.

•	By Telephone. Call Davis Funds toll-free at 1-800-279-0279, Monday through Friday, 9 a.m. to 6 p.m. Eastern time.

•	From the SEC. Additional copies of the registration statement can be reviewed at the SEC’s Public Reference Room, or obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-1520, or by sending an electronic request to <publicinfo@sec.gov>. Reports and other information about the Funds are also available by visiting the SEC website (www.sec.gov). For more information on the operations of the Public Reference Room, call 1-202-551-8090.

LOGO Over 40 Years of Reliable Investing Investment Company Act File No. 811-9293

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